Stock-Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION
During the month of September 2011, the Company implemented the 2011 Equity Incentive Plan (the “2011 Plan”) which was approved by shareholders on May 10, 2011. The 2011 Plan provided for the issuance of stock options or restricted share awards to employees and directors. Total shares authorized for issuance under the 2011 Plan were 417,543.
On May 13, 2014, the Company’s shareholders approved the 2014 Equity Incentive Plan (the “2014 Plan”) which provides for the issuance of stock options or restricted share awards to employees and directors and effectively terminated the 2011 Plan. The total shares authorized for issuance under the 2014 Plan are 473,845 shares of the Company’s common stock plus, at the date the 2014 Plan was approved, 14,471 shares of stock that were rolled over from the terminated 2011 Plan and added to the shares available for awards under the 2014 Plan. In addition, any stock awards that had been granted under the 2011 Plan and subsequently forfeited were also included for issuance under the 2014 Plan.
On October 14, 2014, the Company implemented the 2014 Plan and granted 332,250 stock options and 126,800 restricted share awards to employees and directors. On March 6, 2015, the Company also awarded 3,500 stock options under the 2014 Plan to an employee. Compensation costs related to these grants will be amortized over a five year period on a straight-line basis. The options and restricted share awards vest 20% annually.
Total compensation expense related to the Plans was $696,000 and $334,000, respectively, for the years ended December 31, 2015 and 2014.
Stock-Based Compensation
Compensation expense is recognized for stock options and restricted stock awards issued to employees or directors based on their grant date fair value. A Black-Scholes model is utilized to estimate the fair value of stock options. The market price of the Company’s common stock at the grant date is used for restricted stock awards.
Compensation expense is recognized over the required service period, generally defined as the vesting period. For awards with graded vesting, compensation expense is recognized on a straight-line basis over the requisite service period for the entire award.
Stock Options
The 2011 Plan permitted stock option grants to employees or directors for up to 298,245 shares of common stock. The 2014 Plan permits stock option grants to employees or directors for up to 352,544 shares of common stock. Option awards are generally granted with an exercise price equal to the market price of the Company’s common stock at the date of grant, vesting periods of five years, and a 10-year contractual term. Options granted generally vest 20% annually.
The fair value of each option award is estimated on the grant date using a closed form option valuation (Black-Scholes) model. Expected volatilities are based on historical volatilities of the Company’s common stock. The expected term of options granted represents the period of time they are expected to be outstanding, which takes into account that the options are not transferable. The risk-free interest rate for the expected term of the options is based on the U.S. Treasury yield curve in effect at the time of the grant.

The table below presents information related to stock options granted for the years ended December 31, 2015 and 2014.

	Year Ended December 31,
	2015	2014
Options granted:
Number of options	3,500	332,250
Risk-free interest rate	2.04%	1.88%
Expected term	7.5 years	7.5 years
Expected stock price volatility	19.24%	19.03%
Dividend yield	1.17%	1.39%
Weighted average fair value of options granted	$2.94	$2.28

A summary of stock option activity for the year ended December 31, 2015 was as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(Dollars in thousands)
Outstanding at beginning of year	598,972	$9.30	8.4 years	$1,911
Granted	3,500	13.71	9.2 years
Exercised	(15,308)	6.68
Forfeited or expired	(5,338)	9.10
Outstanding at end of year	581,826	9.40	7.5 years	3,377
Exercisable at end of year	256,262	7.77	6.5 years	1,903

During the year ended December 31, 2015, 15,308 options were exercised which had an intrinsic value of $113,000 The Company received $103,000 in cash and realized $36,000 in tax benefits related to the exercise of these options. There were 4,472 options exercised during the year ended December 31, 2014 which had an intrinsic value of $21,000. The Company received $28,000 in cash and realized $10,000 in tax benefits related to the exercise of these options. At December 31, 2015, there was $647,000 of total unrecognized compensation expense related to nonvested stock options granted. The expense is expected to be recognized over a weighted-average period of 3.5 years. The 2014 Plan had 22,132 shares available for future grant at December 31, 2015.
Restricted Share Awards
The 2011 Plan provided for the issuance of up to 119,298 of restricted shares to directors and employees. The 2014 Plan provides for the issuance of up to 135,772 of restricted shares to directors and employees. Compensation expense is recognized over the vesting period of the awards based on the grant date fair value of the Company’s common stock as determined by the listing price on the respective date. Shares vest 20% annually over five years. The 2014 Plan had 9,870 shares available for future grant at December 31, 2015.
A summary of changes in the Company’s nonvested restricted shares for the year ended December 31, 2015 follows:

	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at beginning of year	175,164	$10.14
Granted	—	—
Vested	(49,114)	9.09
Forfeited	(898)	6.44
Nonvested at end of year	125,152	10.58

As of December 31, 2015, there was $1.2 million of total unrecognized compensation expense related to nonvested shares granted under the Plans. The expense is expected to be recognized over a weighted-average period of 3.5 years. At December 31, 2015, the nonvested shares had an intrinsic value of $578,000.